Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$178,118,568.07	0.3789757	$157,801,360.53	0.3357476	$20,317,207.55
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$368,448,568.07	0.2780052	$348,131,360.53	0.2626752	$20,317,207.55

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	31.02		30.14
Pool Receivables Balance	$395,329,898.41		$374,550,736.88
Remaining Number of Receivables	41,515		40,461

Adjusted Pool Balance	$388,478,768.45		$368,161,560.91

III. COLLECTIONS

Principal:
Principal Collections	$19,865,588.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$408,981.29
Total Principal Collections	$20,274,570.07

Interest:
Interest Collections	$1,037,432.10
Late Fees & Other Charges	$48,928.78
Interest on Repurchase Principal	$-
Total Interest Collections	$1,086,360.88

Collection Account Interest	$4,323.42
Reserve Account Interest	$755.53
Servicer Advances	$-

Total Collections	$21,366,009.90

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$21,366,009.90
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,366,009.90

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$329,441.58	$-	$329,441.58	$329,441.58
	Collection Account Interest					$4,323.42
	Late Fees & Other Charges					$48,928.78
Total due to Servicer						$382,693.78

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$133,588.93		$133,588.93
	Class A-4 Notes		$122,713.00		$122,713.00

	Total Class A interest:		$256,301.93		$256,301.93	$256,301.93

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$20,568,016.19

9.	Regular Principal Distribution Amount:					$20,317,207.55

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$20,317,207.55
	Class A-4 Notes				$-
	Class A Notes Total:		$20,317,207.55		$20,317,207.55
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$20,317,207.55		$20,317,207.55

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					250,808.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,851,129.96
Beginning Period Amount	$6,851,129.96
Current Period Amortization	$461,953.98
Ending Period Required Amount	$6,389,175.97
Ending Period Amount	$6,389,175.97
Next Distribution Date Required Amount	$5,944,919.92

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.16%	5.44%	5.44%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.23%	39,746	97.38%	$364,727,144.46
30 - 60 Days	1.39%	563	2.03%	$7,603,784.33
61 - 90 Days	0.30%	121	0.47%	$1,778,389.56
91-120 Days	0.08%	31	0.12%	$441,418.53
121 + Days	0.00%	0	0.00%	$-
Total		40,461		$374,550,736.88

Delinquent Receivables 30+ Days Past Due
Current Period	1.77%	715	2.62%	$9,823,592.42
1st Preceding Collection Period	1.69%	703	2.53%	$9,991,599.68
2nd Preceding Collection Period	1.54%	655	2.26%	$9,432,937.98
3rd Preceding Collection Period	1.60%	697	2.32%	$10,197,169.87
Four-Month Average	1.65%		2.43%

Repossession in Current Period		37		$394,224.86
Repossession Inventory		106		$325,913.48

Current Charge-Offs
Gross Principal of Charge-Offs				$913,572.75
Recoveries				$(408,981.29)
Net Loss				$504,591.46

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.53%

Average Pool Balance for Current Period				$384,940,317.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.57%
1st Preceding Collection Period				1.20%
2nd Preceding Collection Period				1.08%
3rd Preceding Collection Period				0.76%
Four-Month Average				1.15%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		75	2,324	$36,627,843.22
Recoveries		44	2,025	$(19,972,246.90)
Net Loss				$16,655,596.32
Cumulative Net Loss as a % of Initial Pool Balance				1.22%

Net Loss for Receivables that have experienced a Net Loss *		65	1,967	$16,707,579.66
Average Net Loss for Receivables that have experienced a Net Loss				$8,493.94

Principal Balance of Extensions				$1,649,434.60
Number of Extensions				119

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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